UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: JANUARY 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund
October 31, 2008

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
COMMERCIAL PAPER (D) (E) (G) -- 49.2%

   Barton Capital LLC
      4.127%, 12/02/08                                      $       35,000   $       34,876
   CAFCO LLC
      2.801%, 11/18/08                                              20,000           19,974
   Cancara Asset Securitization LLC
      2.872%, 11/17/08                                              13,750           13,733
   Charta LLC
      2.840%, 11/12/08                                               4,000            3,997
   Ciesco LLC
      2.810%, 11/19/08                                              20,000           19,972
   Danske
      4.383%, 12/09/08                                              30,000           29,862
   Deutsche Bank
      2.770 11/12/08                                                 35000           34,971
   Dexia Delaware LLC
      2.830%, 11/12/08                                              30,000           29,974
   Fairway Finance LLC
      2.828%, 11/03/08                                              22,000           21,997
   Gemini Securitization LLC
      2.769%, 11/06/08                                               9,300            9,296
   Gotham Funding
      4.234%, 12/10/08                                              10,000            9,955
   JPMorgan Chase
      2.775%, 12/10/08                                               7,000            6,979
   Jupiter Securitization LLC
      3.774%, 12/15/08                                              20,000           19,908
   Old Line Funding LLC
      4.116%, 11/12/08                                              32,000           31,960
   Park Avenue Receivables
      3.107%, 11/17/08                                              10,000            9,986
   Tulip Funding
      4.266%, 11/03/08                                              32,000           31,992
   Westpac Banking
      2.729%, 12/08/08                                              25,000           24,930
                                                                             --------------
Total Commercial Paper (Cost $354,362)($ Thousands)                                 354,362
                                                                             --------------
CERTIFICATES OF DEPOSIT -- 11.8%

   BNP Paribas Chicago
      4.500%, 12/09/08                                              25,000           25,000
   Chase Bank
      2.730%, 11/17/08                                               5,000            5,000
   Fortis Bank
      2.820%, 11/12/08                                              30,000           30,000
   Societe Generale
      4.500%, 12/08/08                                              25,000           25,000
                                                                             --------------
Total Certificates of Deposit
   (Cost $85,000) ($ Thousands)                                                      85,000
                                                                             --------------

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
INSURANCE FUNDING AGREEMENTS (A) (B) (C) -- 5.5%

   Metropolitan Life Insurance
      4.979%, 01/15/09                                      $       30,000   $       30,000
   Monumental Life Insurance
      2.970%, 11/28/08                                               9,500            9,500
                                                                              --------------
Total Insurance Funding Agreements
   (Cost $39,500) ($ Thousands)                                                      39,500
                                                                             --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (E) -- 2.5%

   FHLB DN
      2.510%, 11/19/08                                              10,000            9,988
   FHLMC DN
      2.561%, 11/24/08                                               8,000            7,987
                                                                             --------------
Total U.S. Government Agency Obligations
   (Cost $17,975) ($ Thousands)                                                      17,975
                                                                             --------------
CORPORATE OBLIGATION (A) (B) (C) -- 3.5%

   Morgan Stanley Asset Financing
      0.700%, 12/05/08                                              25,000           25,000
                                                                             --------------

Total Corporate Obligation
   (Cost $25,000)($ Thousand)                                                        25,000
                                                                             --------------

REPURCHASE AGREEMENTS (F) -- 27.6%

   Barclays
      0.200%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $140,036,334
      (collateralized by various FHLB/FNMA obligations,
      ranging in par value $62,986,000-$79,080,000,
      2.275%-5.130%, 04/24/09-12/18/17; total market
      value $142,835,689)                                          140,034          140,034
   BNP Paribas
      0.200%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $59,000,983
      (collateralized by a FNMA obligation, par value
      $59,259,000, 3.200%, 05/06/10; total market value
      $60,180,807)                                                  59,000           59,000
                                                                             --------------
Total Repurchase Agreements
   (Cost $199,034) ($ Thousands)                                                    199,034
                                                                             --------------
Total Investments -- 100.1%
   (Cost $720,871)($ Thousands) +                                            $      720,871
                                                                             ==============

     Percentages are based on Net Assets of $720,321 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities considered illiquid. The total value of such securities as of October 31, 2008 was $64,500 ($ Thousands) and represented 8.96% of Net Assets.

                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund
October 31, 2008

(C) These securities are considered restricted. The total value of such securities as of October 31, 2008 was $64,500 ($ Thousands) and represented 8.96% of Net Assets.
(D) Securities are held in connection with a letter of credit issued by a major bank.
(E)  The rate reported is the effective yield at time of purchase
(F)  Tri-Party Repurchase Agreement.
(G) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program of other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

DN -- Discount Note
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Restricted Securities -- At October 31, 2008, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at October 31, 2008, were as follows:

                               Number                                                % of
                                 of     Acquisition       Cost        Fair Value      Net
                               Shares       Date      ($Thousands)   ($Thousands)   Assets
                               ------   -----------   ------------   ------------   ------
Metropolitan Life Insurance
4.979%, 01/15/09               30,000     05/01/03       $30,000        $30,000      4.17%

Monumental Life Insurance
2.970%, 11/28/08                9,500     03/21/03         9,500          9,500      1.32

Morgan Stanley Asset Funding
0.700%, 12/05/08               25,000     03/15/07        25,000         25,000      3.47
                                                         -------        -------      ----
                                                         $64,500        $64,500      8.96%
                                                         =======        =======      ====

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), IS EFFECTIVE FOR THE FUND'S FINANCIAL STATEMENTS ISSUED AFTER JANUARY 31, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY

                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund
October 31, 2008

DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     -    LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE PERIOD ENDED OCTOBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($THOUSANDS):

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                            $199,034            $--

LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS       457,337             --

LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS            64,500             --
                                                   --------            ---
   TOTAL                                           $720,871             --
                                                   ========            ===

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

                                                    Investments
                                                   In Securities
                                                   -------------
Beginning balance as of February 1, 2008             $ 19,997
Accrued discounts/premiums                                 (3)
Realized gain/(loss)                                   (5,715)
Change in unrealized appreciation/(depreciation)           --
Net purchases/sales                                   (14,279)
Net transfer in and/or out of Level 3                  64,500
                                                     --------
Ending balance as of October 31, 2008                $ 64,500
                                                     ========

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED
APPRECIATION/DEPRECIATION ON THE INSTRUMENT.

                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund
October 31, 2008

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 76.2%

   FFCB (A)
      0.970%, 11/24/08                                      $       10,000   $       10,000
      2.710%, 12/03/08                                              55,000           55,002
   FFCB, Ser 1 (A)
      3.403%, 11/23/08                                              13,000           13,000
   FHLB (A)
      2.683%, 11/11/08                                              45,000           45,008
      2.687%, 11/18/08                                             110,000          110,009
      2.671%, 11/23/08                                              20,000           20,000
      2.671%, 12/02/08                                              50,000           50,000
      2.584%, 12/05/08                                              35,000           35,036
      0.970%, 12/08/08                                              40,000           39,999
      2.719%, 02/05/09                                              25,000           25,000
      2.673%, 03/04/09                                              30,000           30,012
      4.154%, 04/07/09                                              50,000           50,000
      3.285%, 04/30/09                                              50,000           49,999
      2.630%, 05/20/09                                              10,000           10,000
   FHLB
      2.220%, 01/02/09                                              23,000           23,000
      2.830%, 03/23/09                                              10,000           10,000
      2.625%, 05/05/09                                              15,180           15,180
   FHLB DN (B)
      1.251%, 11/14/08                                              50,000           49,977
      2.131%, 01/14/09                                              20,334           20,245
      2.622%, 02/17/09                                              50,000           49,610
      3.043%, 03/11/09                                              17,147           16,961
   FHLB, Ser 1 (A)
      4.110%, 01/05/09                                              30,000           30,000
   FHLB, Ser 2 (A)
      3.769%, 03/27/09                                              21,000           21,000
   FHLB, Ser 3 (A)
      2.400%, 04/21/09                                              16,000           15,999
   FHLB, Ser 439
      3.625%, 11/14/08                                               5,000            5,002
   FNMA (A)
      4.369%, 01/21/09                                              35,000           35,000
      3.356%, 01/28/09                                              75,000           74,984
   FNMA DN (B)
      1.754%, 11/20/08                                             200,000          199,815
      2.531%, 11/26/08                                              11,000           10,981
      1.906%, 12/01/08                                              70,000           69,889
      2.660%, 12/08/08                                              10,000            9,979
      2.630%, 12/22/08                                              90,000           89,668
      2.746%, 01/14/09                                              30,000           29,833
   FHLMC (A)
      4.018%, 11/10/08                                              80,000           79,991
   FHLMC DN (B)
      2.561%, 11/24/08                                              30,000           29,951
      2.010%, 01/05/09                                              50,000           49,819
      2.720%, 01/09/09                                              60,000           59,689
      2.624%, 03/02/09                                              25,000           24,782

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
   FHLMC, Ser 1 (A)
      3.170%, 11/28/08                                      $       30,000   $       29,992
   FHLMC, Ser 2 (A)
      4.161%, 11/21/08                                              20,000           20,013
                                                                             --------------
Total U.S. Government Agency Obligations
   (Cost $1,614,425) ($ Thousands)                                                1,614,425
                                                                             --------------
REPURCHASE AGREEMENT (C) -- 23.7%

   Deutsche Bank
      0.200%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $502,668,378,
      collateralized by various U.S. Government
      obligations, ranging in par value from $1,888,000 -
      $95,102,000, 0.000% - 5.965%, 01/20/09 - 01/05/27,
      with total market value $512,713,344)                        502,660          502,660
                                                                             --------------
Total Repurchase Agreement
   (Cost $502,660) ($ Thousands)                                                    502,660
                                                                             --------------
Total Investments -- 99.9%
   (Cost $2,117,085)($ Thousands) +                                          $    2,117,085
                                                                             ==============

     Percentages are based on Net Assets of $2,118,664 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.
(B)  The rate reported is the effective yield at time of purchase.
(C)  Tri-party Repurchase Agreement.

DN -- Discount Note
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
Ser -- Series

+    For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the latest semi-annual or annual financial statements.

                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund
October 31, 2008

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), IS EFFECTIVE FOR THE FUND'S FINANCIAL STATEMENTS ISSUED AFTER JANUARY 31, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
-    LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
- LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
- LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE PERIOD ENDED OCTOBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($ THOUSANDS):

                                                Investments in   Other Financial
Valuation Inputs                                  Securities       Instruments*
----------------                                --------------   ---------------
Level 1 - Quoted prices                           $  502,660           $--
Level 2 - Other Significant Observable Inputs      1,614,425            --
Level 3 - Significant Unobservable Inputs                 --            --
                                                  ----------           ---
   Total                                          $2,117,085           $--
                                                  ==========           ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED
APPRECIATION/DEPRECIATION ON THE INSTRUMENT.

                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund
October 31, 2008

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 99.9%

   FFCB (A)
      0.960%, 11/11/08                                      $       25,000   $       24,999
      4.733%, 11/11/08                                                 500              500
      0.970%, 11/24/08                                              40,000           40,000
   FFCB DN (B)
      0.050%, 11/03/08                                              12,498           12,498
   FHLB (A)
      2.662%, 11/07/08                                              25,000           25,001
      2.683%, 11/11/08                                              10,000           10,000
      2.687%, 11/18/08                                              50,000           50,001
      2.605%, 11/27/08                                              10,000           10,001
      0.970%, 12/08/08                                              20,000           20,000
      4.164%, 01/07/09                                              25,000           25,000
      4.349%, 01/10/09                                              25,000           24,999
      4.590%, 01/11/09                                              10,000           10,009
      2.673%, 03/04/09                                              10,000           10,004
      2.630%, 05/20/09                                               5,000            5,000
   FHLB
      2.850%, 03/04/09                                              20,000           19,995
      2.830%, 03/23/09                                              20,000           20,000
      2.220%, 01/02/09                                              25,000           25,000
      2.760%, 02/11/09                                              20,000           20,016
   FHLB DN (B)
      0.206%, 11/03/08 to 01/06/09                                 602,137          601,236
      1.251%, 11/14/08                                              50,000           49,977
      2.510%, 11/21/08                                              17,000           16,976
      1.201%, 11/25/08                                              50,000           49,960
      2.861%, 03/06/09                                              20,000           19,804
      2.628%, 03/25/09                                              30,000           29,688
   FHLB, Ser 1 (A)
      2.600%, 12/01/08                                              10,000           10,002
      4.110%, 01/05/09                                              40,000           40,000
      4.089%, 01/08/09                                              50,000           50,018
      3.664%, 01/23/09                                              15,000           15,000
      2.654%, 08/05/09                                             125,000          124,999
      3.160%, 12/28/09                                              35,000           34,982
   FHLB, Ser 2 (A)
      3.769%, 03/27/09                                              20,000           20,000
      3.995%, 09/04/09                                              30,000           30,000
   FHLB, Ser 3
      2.400%, 04/21/09                                              16,000           15,999
   FHLB, Ser 439
      3.625%, 11/14/08                                              51,710           51,732
                                                                             --------------
Total U.S. Government Agency Obligations
   (Cost $1,513,396) ($ Thousands)                                                1,513,396
                                                                             --------------
Total Investments -- 99.9%
   (Cost $1,513,396)($ Thousands) +                                          $    1,513,396
                                                                             ==============

     Percentages are based on Net Assets of $1,514,711 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.
(B)  The rate reported is the effective yield at time of purchase.

DN -- Discount Note
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
Ser -- Series

+    For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund
October 31, 2008

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), IS EFFECTIVE FOR THE FUND'S FINANCIAL STATEMENTS ISSUED AFTER JANUARY 31, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
-    LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
- LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
- LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE PERIOD ENDED OCTOBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($ THOUSANDS):

                                                Investments in   Other Financial
Valuation Inputs                                  Securities       Instruments*
----------------                                --------------   ---------------
Level 1 - Quoted prices                           $       --           $--
Level 2 - Other Significant Observable Inputs      1,513,396            --
Level 3 - Significant Unobservable Inputs                 --            --
                                                  ----------           ---
   Total                                          $1,513,396           $--
                                                  ==========           ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED
APPRECIATION/DEPRECIATION ON THE INSTRUMENT.

                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund
October 31, 2008

                                                             Face Amount          Value
Description                                                 ($ Thousands)     ($ Thousands)
-----------                                                 --------------   --------------
COMMERCIAL PAPER (A) (B) (F) -- 46.2%

   Barton Capital LLC
      2.788%, 12/02/08                                      $       84,467   $       84,266
   CAFCO LLC
      2.801%, 11/18/08                                             100,000           99,869
      3.005%, 01/29/09                                              40,000           39,706
   Cancara Asset Securitisation LLC
      4.319%, 11/13/08                                             200,000          199,713
   Charta LLC
      3.001%, 01/13/09                                             100,000           99,398
      3.002%, 01/16/09                                             150,000          149,059
   Ciesco LLC
      4.013%, 11/05/08                                              80,000           79,964
      2.810%, 11/19/08                                              65,000           64,909
   Citigroup Funding
      2.942%, 12/03/08                                             200,000          199,481
   Citigroup Global Markets
      2.799%, 11/19/08                                              40,000           39,944
   CRC Funding LLC
      2.770%, 11/03/08                                              56,940           56,931
   Deutsche Bank
      2.770%, 11/12/08                                              50,000           49,958
   Dexia Delaware LLC
      2.830%, 11/12/08                                             240,000          239,794
   Edison Asset Securitization LLC
      2.637%, 11/06/08                                              75,000           74,973
   Gemini Securitization LLC
      2.769%, 11/06/08                                              90,000           89,966
   Gotham Funding
      4.234%, 12/10/08                                             220,000          218,999
   Govco LLC
      2.739%, 11/17/08                                              70,000           69,915
   JPMorgan Chase
      2.775%, 12/10/08                                             114,250          113,910
   Jupiter Securitization LLC
      3.511%, 11/10/08                                              29,000           28,975
      3.512%, 11/13/08                                             143,500          143,333
   Old Line Funding LLC
      4.116%, 11/12/08                                              50,000           49,937
      3.673%, 12/19/08                                              95,000           94,538
   Park Avenue Receivables
      3.107%, 11/17/08                                             227,600          227,286
   Victory Receivables
      4.264%, 11/05/08                                             115,000          114,946
                                                                             --------------
Total Commercial Paper (Cost $2,629,770)($ Thousands)                             2,629,770
                                                                             --------------
CERTIFICATES OF DEPOSIT -- 7.7%

   Chase Bank USA

      2.730%, 11/13/08                                             115,000          114,970
      2.730%, 11/17/08                                              35,000           35,000

                                                             Face Amount          Value
Description                                                 ($ Thousands)     ($ Thousands)
-----------                                                 --------------   --------------
   Union Bank California Treasury
      4.550%, 12/08/08                                      $      145,000   $      145,000
  Wells Fargo Bank
      3.200%, 12/18/08                                             145,000          144,942
                                                                             --------------
Total Certificates of Deposit
   (Cost $439,912) ($ Thousands)                                                    439,912
                                                                             --------------
INSURANCE FUNDING AGREEMENTS (C) (D) (E) -- 4.6%

   Metropolitan Life Insurance
      4.979%, 01/15/09                                             160,000          160,000
   Monumental Life Insurance
      2.970%, 11/28/08                                             101,500          101,500
                                                                             --------------
Total Insurance Funding Agreements
   (Cost $261,500) ($ Thousands)                                                    261,500
                                                                             --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (A) -- 3.0%

   FHLB DN
      2.510%, 11/19/08                                              33,000           32,959
   FNMA DN
      2.660%, 12/08/08                                              50,000           49,864
   FHLMC DN
      2.561%, 11/24/08                                              86,000           85,860
                                                                             --------------
Total U.S. Government Agency Obligations
  (Cost $168,683) ($ Thousands)                                                     168,683
                                                                             --------------
CORPORATE OBLIGATIONS -- 4.1%

   Cheyne Finance LLC MTN(D)(F)(G)(H)
      (I)(L)
      2.063%, 11/17/08                                              62,896               --
      4.825%, 11/17/08                                              40,762               --
      4.815%, 11/17/08                                             101,894               --
   Gryphon Funding(D)(E)(H)(I)(L)(M)
      3.017%, 09/23/09                                             192,512          102,031
   Morgan Stanley Asset Funding
     (C)(D)(E)
      0.700%, 12/05/08                                              75,000           75,000
   Stanfield Victoria Funding LLC MTN
      (D)(E)(F)(H)(I)(J)
      1.070%, 03/20/08                                              80,000           59,200
                                                                             --------------
Total Corporate Obligations
   (Cost $300,736) ($ Thousands)                                                    236,231
                                                                             --------------
CAPITAL SUPPORT AGREEMENT (H) -- 1.7%

      SEI Capital Support Agreement                                 97,530           97,530
                                                                             --------------
Total Capital Support Agreement
   (Cost $-) ($ Thousands)                                                           97,530
                                                                             --------------

                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund
October 31, 2008

                                                             Face Amount          Value
Description                                                 ($ Thousands)     ($ Thousands)
-----------                                                 --------------   --------------

REPURCHASE AGREEMENTS (K) -- 32.8%

   Barclays
      0.200%, dated 10/31/08, to be
      repurchased on 11/03/08,
      repurchase price $595,765,929
      (collateralized by various U.S.
      Government obligations,
      ranging in par value $3,750,000 -
      $86,580,000, 2.275% - 6.750%,
      04/24/09 - 01/15/48, with total
      market value $607,671,283)                            $      595,756   $      595,756
   BNP Paribas
      0.200%, dated 10/31/08, to be
      repurchased on 11/03/08,
      repurchase price $622,010,367
      (collateralized by various U.S.
      Government obligations,
      ranging in par value $1,589,000 -
      $150,876,000, 2.375% - 6.625%,
      03/15/09 - 10/12/10, with total
      market value $634,440,954)                                   622,000          622,000
   Deutsche Bank
      0.200%, dated 10/31/08, to be
      repurchased on 11/03/08,
      repurchase price $522,348,706
      (collateralized by various U.S.
      Government obligations,
      ranging in par value $658,000 -
      $113,000,000, 0.000% - 6.300%,
      12/17/08 - 01/22/37, with total
      market value $532,787,617)                                   522,340          522,340
   Deutsche Bank
      0.100%, dated 10/31/08, to be
      repurchased on 11/03/08,
      repurchase price $132,494,104
      (collateralized by various U.S.
      Government obligations,
      ranging in par value $12,134,000 -
      $93,526,300, 6.750% - 10.625%,
      08/15/15 - 08/15/26, with total
      market value $135,142,968)                                   132,493          132,493
                                                                             --------------
Total Repurchase Agreements
   (Cost $1,872,589) ($ Thousands)                                                1,872,589
                                                                             --------------
Total Investments -- 100.1%
   (Cost $5,673,190)($ Thousands) +                                          $    5,706,215
                                                                             ==============

     Percentages are based on Net Assets of $5,702,897 ($ Thousands).
(A)  The rate reported is the effective yield at time of purchase.
(B) Securities are held in connection with a letter of credit issued by a major bank.
(C) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.
(D) Securities considered illiquid. The total value of such securities as of October 31, 2008 was $497,731 ($ Thousands) and represented 8.73% of Net Assets.
(E) These securities are considered restricted. The total value of such securities as of October 31, 2008 was $497,731 ($ Thousands) and represented 8.73% of Net Assets.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(G) On October 17, 2007, due to deterioration in the market value of the assets Cheyne Finance LLC ("Cheyne"), provisions in the organizational documents of Cheyne were triggered that caused the notes issued by Cheyne to become immediately due and payable. Since no payments have been received, the Cheyne notes are in default.
(H) The Fund has entered into a Capital Support Agreement ("agreement") with SEI Investments Company ("SEI") which provides that SEI will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of these securities and such realized loss causes the Fund's net asset value as calculated using fair values to drop below $0.9975. As of October 31, 2008, the fair value of the agreement was $97,530.
(I)  The value shown is the fair value as of October 31, 2008.
(J) On January 18, 2008, due to deterioration in the market value of the assets Stainfield Victoria Finance, LLC ("Victoria"), provisions in the organizational documents of Victoria were triggered that caused the notes issued by Victoria to become immediately due and payable. Since no payments have been received, the Victoria notes are in default. Since that time, this security's valuation has been determined in accordance with fair value for purposes of calculating the Fund's "mark-to-market" net asset value. As of the time of this filing, there is a material difference between the fair value of this security and its amortized cost.
(K)  Tri-Party Repurchase Agreement.
(L) Cheyne Finance LLC ("Cheyne") was a structured investment vehicle that defaulted on its notes in October, 2007. Receivers were appointed with the responsibility to liquidate the assets of the structure and deliver the proceeds to the noteholders. As an alternative to accepting the proceeds from the auction of the underlying collateral, senior noteholders of Cheyne, including the Fund, were given the opportunity to exchange all of their existing senior notes for certain notes issued by a newly formed entity, Gryphon Funding Limited ("Gryphon"). The Fund elected to exchange its Cheyne senior notes for Gryphon notes. As part of the restructuring transaction, Gryphon, in its capacity as the holder of the senior notes in Cheyne following its formation, was deemed to receive a cash distribution from Cheyne following the auction. Gryphon then used this cash to purchase from a third party a significant portion of the assets formerly held by Cheyne. Following this transaction, Gryphon distributed the senior notes in Cheyne back to the original senior noteholders, which included the Fund. The Cheyne entity continues to exist following the restructuring, holding a small residual amount of cash to satisfy known and unknown liabilities. As a result, the Fund continues to hold its original senior notes in Cheyne as well as the newly issued Gryphon notes.
      This restructuring transaction was effected during July 2008.
(M) Notes issued by Gryphon Funding LLC were received by the Fund in connection with a restructuring of Cheyne Finance LLC (Cheyne) on July 23, 2008.

DN    -- Discount Note
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
LLC   -- Limited Liability Company
MTN   -- Medium Term Note

Amounts designated as "--" are $O or have been rounded to $O

+    At October 31, 2008, the tax basis cost of the Fund's investments was
$5,673,190 ($Thousands), and the unrealized appreciation and depreciation was $97,530 ($ Thousands) and $(64,505) ($Thousands), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund
October 31, 2008

Restricted Securities -- At October 31, 2008, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at October 31, 2008, were as follows:

                         Number                                                   % of
                           of     Acquisition        Cost        Market Value      Net
                         Shares       Date      ($ Thousands)   ($ Thousands)    Assets
                        -------   -----------   -------------   -------------   --------
Gryphon Funding

3.017%, 07/23/09        192,512     07/23/08      $145,739         $102,031       1.79%

Metropolitan Life
Insurance
4.979%, 01/15/09        160,000     05/01/03       160,000          160,000       2.81

Morgan Stanley Asset
Funding
0.700%, 12/05/08         75,000     03/15/07        75,000           75,000       1.31

Monumental Life
Insurance
2.970%, 11/28/08        101,500     03/21/03       101,500          101,500       1.78

Stanfield Victoria LLC
MTN

1.070%, 03/20/08         80,000     03/06/07        79,998           59,200       1.04
                                                  --------         --------       ----
                                                  $562,237         $497,731       8.73%
                                                  ========         ========       ====


                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund
October 31, 2008

On November 8, 2007, the Prime Obligation Fund entered into a Capital Support Agreement with SEI, which is the parent company of SIMC. The Capital Support Agreement requires SEI to commit capital to the Fund, subject to the aggregate limit of $126 million for the Prime Obligation Fund, if the Fund realizes payments or sales proceeds from specified securities ("Eligible Notes") held by the Funds which are less than the amortized cost of such securities and such loss causes the Fund's mark-to-market net asset value to drop below $0.9975 for the Prime Obligation Fund. The mark-to-market net asset value is calculated using the market value of all securities in the Prime Obligation Fund. The net asset value in the financial statements is calculated using the amortized cost for all securities except the Eligible Notes. On February 15, 2008, the Agreement for the Prime Obligation Fund was amended to increase the maximum contribution amount to $150 million. Upon the sale or other disposition of an Eligible Note, the amount of required capital commitment would be the least of the following amounts: (i) the amount, if any, by which the amortized cost of the Eligible Note exceeds the amount realized from the sale or other disposition of the security; (ii) the amount, if any, necessary to restore the net asset value per share of the Fund to $0.9975 for the Prime Obligation Fund, or (iii) the remaining amount of the aggregate limit of the Capital Support Agreement, taking into account all prior contributions. SEI's obligations under the Agreements are supported by a Letter of Credit issued by a bank having a First Tier credit rating and, in the case of the Prime Obligation Fund, cash held in a segregated account in the amounts of $150 million for the Prime Obligation Fund. The Fund will draw on the Letter of Credit or the segregated account in the event that SEI fails to make a cash contribution when due under the Agreement. The Fund will sell the Eligible Notes (i) promptly following any change in the Letter of Credit provider's short term credit ratings such that the Letter of Credit provider's obligations no longer qualify as First Tier Securities as defined in paragraph (C)(12) of Rule 2a-7, or (ii) on the business day immediately prior to the termination date of the Agreement; provided that the Fund is not required to complete any such sale if the amount the Fund expects to receive would not result in the payment of a Capital Contribution, or, with respect to an event described in (i) above, if SEI substitutes an obligation or credit support that satisfies the requirement of a First Tier Security within fifteen (15) calendar days from the occurrence of such event and, during such 15 day period, the Letter of Credit provider's obligations continue to qualify as Second Tier Securities under paragraph (C)(22) of Rule 2a-7. THE ORIGINAL TERMINATION DATE OF THE AGREEMENT WAS NOVEMBER 6, 2008. HOWEVER, SUBSEQUENT TO THE DATE OF THIS NQ THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION PROVIDED NO-ACTION RELIEF TO PERMIT THE AMENDMENT AND EXTENSION OF THE TERM OF THE AGREEMENT. ACCORDINGLY, ON NOVEMBER 5, 2008 THE FUND AND SEI ENTERED INTO AN AMENDED AND RESTATED CAPITAL SUPPORT AGREEMENT WHICH WILL EXPIRE ON NOVEMBER 6, 2009. The following table shows the Eligible Notes and their amortized cost and fair market value as of October 31, 2008:

                                                                          Unrealized
                                    Face        Amortized   Fair Value   Depreciation
                                   Amount      Cost (000)      (000)         (000)
                                ------------   ----------   ----------   -------------
Cheyne Finance LLC MTN

4.815%, 11/17/08                $ 40,762,152    $     --     $     --      $     --
Cheyne Finance LLC MTN
4.825%, 11/17/08                 101,893,521          --           --            --

Cheyne Finance LLC MTN
2.063%, 11/17/08                  62,896,037          --           --            --

Gryphon Funding

3.017%, 09/23/09                 192,511,536     145,738      102,031       (43,707)
Stanfield Victoria LLC MTN

1.070%, 03/20/08                  80,000,000      79,998       59,200       (20,798)
                                ------------    --------     --------      --------
   Totals                       $478,063,246    $225,736     $161,231      $(64,505)
                                ============    ========     ========      ========



                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund
October 31, 2008

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), IS EFFECTIVE FOR THE FUND'S FINANCIAL STATEMENTS ISSUED AFTER JANUARY 31, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     -    LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE PERIOD ENDED OCTOBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($ THOUSANDS):

                                                Investments in   Other Financial
Valuation Inputs                                  Securities       Instruments*
----------------                                --------------   ---------------
Level 1 - Quoted prices                           $1,872,589           $--
Level 2 - Other Significant Observable Inputs      3,238,365            --
Level 3 - Significant Unobservable Inputs            595,261            --
                                                  ----------           ---
   Total                                          $5,706,215           $--
                                                  ==========           ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED
APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund
October 31, 2008

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

                                                    Investments
                                                   In Securities
                                                   -------------
Beginning balance as of February 1, 2008             $ 552,503
Accrued discounts/premiums                              17,863
Realized gain/(loss)                                  (286,070)
Change in unrealized appreciation/(depreciation)       (64,505)
Net purchases/sales                                    (58,560)
Net transfer in and/or out of Level 3                  336,500
                                                     ---------
Ending balance as of October 31, 2008                $ 497,731
                                                     =========


                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury Fund
October 31, 2008

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
U.S. TREASURY OBLIGATION (B) -- 3.1%

   U.S. Cash Management Bill
      1.239%, 04/29/09                                      $       50,000   $       49,694
                                                                             --------------
Total U.S. Treasury Obligation
   (Cost $49,694) ($ Thousands)                                                      49,694
                                                                             --------------
REPURCHASE AGREEMENTS (A) -- 96.9%

   Barclays
      0.150%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $407,005,088
      (collateralized by various U.S. Treasury
      Obligations, ranging in par value
      $4,551,600-155,872,000, 3.375%-6.625%, 09/15/09-
      02/15/27; total market value $415,140,052)                   407,000          407,000
   Barclays
      1.000%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $80,037,778
      (collateralized by various U.S. Treasury
      Obligations, ranging in par value
      $19,314,700-$52,904,700, 5.500%-8.750%, 05/15/09-
      05/15/17; total market value $81,600,094)                     80,000           80,000
   BNP Paribas
      0.150%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $407,005,088
      (collateralized by various U.S. Treasury
      Obligations, ranging in par value
      $28,035,300-$387,849,100, 0.000%-1.500%, 04/30/09-
      10/31/10; total market value $415,140,085)                   407,000          407,000
   Deutsche Bank
      0.100%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $267,014,225
      (collateralized by various U.S. Treasury
      Obligations, ranging in par value
      $84,706,600-$194,194,800, 2.750%-4.875%, 08/15/09-
      10/31/13; total market value $272,352,305)                   267,012          267,012

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
   JP Morgan
      0.110%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $407,004,608
      (collateralized by various U.S. Treasury
      Obligations, ranging in par value
      $5,928,000-$298,614,900, 3.607%-3.830%, 05/15/21-
      05/15/23; total market value $415,141,558)            $      407,000   $      407,000
                                                                             --------------
Total Repurchase Agreements
   (Cost $1,568,012)($ Thousands)                                                 1,568,012
                                                                             --------------
Total Investments -- 100.0%
   (Cost $1,617,706)($ Thousands) +                                          $    1,617,706
                                                                             ==============

Percentages are based on Net Assets of $1,617,566 ($ Thousands).

(A)  Tri-Party Repurchase Agreement
(B)  The rate reported is the effective yield at time of purchase.

+    For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury Fund
October 31, 2008

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), IS EFFECTIVE FOR THE FUND'S FINANCIAL STATEMENTS ISSUED AFTER JANUARY 31, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     -    LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE PERIOD ENDED OCTOBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($THOUSANDS):

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - QUOTED PRICES                           $1,568,012           $--

LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS         49,694            --

LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                 --            --
                                                  ----------           ---
   TOTAL                                          $1,617,706           $--
                                                  ==========           ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED
APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury II Fund
October 31, 2008

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
U.S. TREASURY OBLIGATIONS -- 100.0%

   U.S. Treasury Bills (A)
      1.297%, 11/06/08                                      $       47,384   $       47,375
      0.492%, 11/13/08                                             153,002          152,977
      0.755%, 11/20/08                                             120,249          120,201
      0.324%, 11/28/08                                             187,232          187,187
      0.658%, 12/04/08                                             226,810          226,673
      0.330%, 12/11/08                                             231,677          231,592
      0.687%, 12/18/08                                             105,585          105,491
      0.514%, 12/26/08                                             107,616          107,531
      0.310%, 01/02/09                                              30,000           29,984
      1.839%, 01/08/09                                              10,000            9,966
      0.557%, 01/15/09                                              45,000           44,948
      1.949%, 01/22/09                                              10,000            9,956
      1.154%, 01/29/09                                              20,000           19,943
      1.898%, 02/19/09                                               5,000            4,971
      0.401%, 02/26/09                                              20,290           20,264
      1.791%, 03/12/09                                               3,000            2,981
      1.055%, 03/19/09                                              24,694           24,595
   U.S. Treasury Note
      4.375%, 11/15/08                                              50,000           50,077
                                                                             --------------
Total U.S. Treasury Obligations
   (Cost $1,396,712) ($ Thousands)                                                1,396,712
                                                                             --------------
Total Investments -- 100.0%
   (Cost $1,396,712) ($ Thousands) +                                         $    1,396,712
                                                                             ==============

Percentages are based on Net Assets of $1,397,257 ($ Thousands).

(A)  The rate reported is the effective yield at time of purchase.

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury II Fund
October 31, 2008

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), IS EFFECTIVE FOR THE FUND'S FINANCIAL STATEMENTS ISSUED AFTER JANUARY 31, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     -    LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE PERIOD ENDED OCTOBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($THOUSANDS:

                                                            INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                              SECURITIES       INSTRUMENTS*
----------------                                            --------------   ---------------
LEVEL 1 - QUOTED PRICES                                       $       --            --

LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                  1,396,712            --

LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                             --            --
                                                              ----------           ---
   TOTAL                                                      $1,396,712            --
                                                              ==========           ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED
APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Short - Duration Government Fund
October 31, 2008

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
MORTGAGE-BACKED SECURITIES -- 95.0%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 95.0%
   FHLMC
      7.375%, 09/01/18 (A)                                  $            9   $            9
      7.287%, 03/01/19 (A)                                              26               26
      7.250%, 01/01/18 to 09/01/20 (A)                                  59               59
      7.125%, 07/01/18 to 11/01/20 (A)                                  20               20
      7.000%, 02/01/16 to 11/01/18 (A)                                  38               38
      6.875%, 07/01/18 (A)                                              30               31
      6.750%, 09/01/16 to 01/01/17 (A)                                  16               16
      6.625%, 02/01/16 to 06/01/18 (A)                                  12               13
      6.500%, 07/01/16 to 01/01/17 (A)                                  23               23
      6.307%, 05/01/19 (A)                                              41               42
      6.164%, 02/01/19 (A)                                              46               47
      6.059%, 05/01/24 (A)                                              82               84
      6.000%, 06/01/21                                               2,025            2,038
      5.958%, 12/01/23 (A)                                             216              221
      5.948%, 03/01/19 (A)                                              42               42
      5.935%, 04/01/19 (A)                                              24               25
      5.844%, 12/01/23 (A)                                           3,096            3,194
      5.811%, 04/01/29 (A)                                              68               69
      5.617%, 04/01/22 (A)                                             119              120
      5.500%, 10/01/36 to 10/01/38                                  29,241           28,533
      5.426%, 04/01/29 (A)                                             146              150
      5.380%, 06/01/24 (A)                                             146              148
      5.323%, 06/01/24 (A)                                              63               65
      5.195%, 07/01/24 (A)                                              25               25
      5.178%, 07/01/20 (A)                                               5                5
      5.165%, 06/01/17 (A)                                              45               46
      5.000%, 03/15/16 to 08/01/38 (A)                              55,922           52,943
      4.500%, 04/01/16 to 03/01/17 (A)                                  12               12
      4.375%, 06/01/16 (A)                                               6                6
   FHLMC REMIC, Cl MA
      5.500%, 11/15/29                                               3,654            3,686
   FHLMC REMIC, Cl DG
      4.500%, 04/15/17                                                 850              845
   FHLMC REMIC, Ser 2004-2780, Cl LC
      5.000%, 07/15/27                                               2,000            2,016
   FHLMC REMIC, Ser 2004-2826, Cl BK
      5.000%, 01/15/18                                               1,018            1,029
   FHLMC REMIC, Ser 2587, Cl ET
      3.700%, 07/15/17                                                 799              785
   FHLMC REMIC, Ser 2630, Cl KN
      2.500%, 04/15/13                                                  77               77
   FHLMC REMIC, Ser 2684, Cl GN
      3.250%, 05/15/23                                                   2                2
   FHLMC REMIC, Ser 2890, Cl PJ
      4.500%, 09/15/24                                               1,253            1,257
   FHLMC REMIC, Ser 2975, Cl VT
      5.000%, 02/15/11                                               1,762            1,779

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
   FHLMC REMIC, Ser 3153, Cl FX
      4.938%, 05/15/36 (A)                                  $          762   $          732
   FHLMC REMIC, Ser T-42, Cl A5
      7.500%, 02/25/42                                                 895              978
   FNMA
      7.000%, 06/01/37                                                 248              257
      6.610%, 04/01/09                                                 145              145
      6.500%, 11/15/37                                              40,000           40,537
      6.041%, 09/01/24 (A)                                           1,095            1,112
      6.011%, 06/01/09                                                 137              137
      6.000%, 11/01/37                                              40,000           39,975
      5.942%, 11/01/11                                                 350              358
      5.913%, 12/01/29 (A)                                             276              283
      5.735%, 01/01/09                                               1,276            1,276
      5.700%, 08/01/27 (A)                                             658              664
      5.598%, 08/01/29 (A)                                             936              949
      5.500%, 05/01/37 to 12/01/37                                  25,169           24,588
      5.292%, 05/01/28 (A)                                           1,322            1,346
      5.211%, 02/01/27 (A)                                             252              253
      5.131%, 09/01/25 (A)                                             200              203
      5.016%, 02/01/13                                                  77               76
      5.000%, 02/01/38                                               1,733            1,642
      4.621%, 04/01/13                                                 135              133
   FNMA REMIC, Ser 1992-61, Cl FA
      3.900%, 10/25/22 (A)                                             205              205
   FNMA REMIC, Ser 1993-32, Cl H
      6.000%, 03/25/23                                                  94               94
   FNMA REMIC, Ser 1993-5, Cl Z
      6.500%, 02/25/23                                                  41               42
   FNMA REMIC, Ser 1994-77, Cl FB
      4.750%, 04/25/24 (A)                                              20               20
   FNMA REMIC, Ser 2001-51, Cl QN
      6.000%, 10/25/16                                                 308              318
   FNMA REMIC, Ser 2001-53, Cl CA
      5.750%, 06/25/31                                                  22               22
   FNMA REMIC, Ser 2002-3, Cl PG
      5.500%, 02/25/17                                               1,762            1,789
   FNMA REMIC, Ser 2002-53, Cl FK
      3.659%,04/25/32 (A)                                              388              386
   FNMA REMIC, Ser 2003-76, Cl CA
      3.750%, 07/25/33                                               1,306            1,146
   FNMA REMIC, Ser 2005-43, Cl EN
      5.000%, 05/25/19                                               1,728            1,746
   FNMA REMIC, Ser 2006-39, Cl PB
      5.500%, 07/25/29                                               1,931            1,960
   FNMA REMIC, Ser 2006-46, Cl PB
      5.500%, 07/25/29                                                 381              387
   FNMA REMIC, Ser 2006-53, Cl PA
      5.500%, 12/25/26                                               2,512            2,546
   FNMA REMIC, Ser 2006-72, Cl FY
      3.679%, 08/25/36 (A)                                           3,953            3,704
   FNMA REMIC, Ser 2006-76, Cl QF
      3.659%, 08/25/36 (A)                                           3,871            3,738


                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Short - Duration Government Fund
October 31, 2008

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
   GNMA
      7.500%, 01/15/11 to 02/15/11                          $           17   $           19
      6.500%, 04/15/17 to 10/15/38                                  15,762           15,951
      6.000%, 06/15/16 to 03/15/33                                     847              866
   GNMA REMIC, Ser 2006-38, Cl XS, IO
      2.781%, 09/16/35 (A)                                             282               29
                                                                             --------------
Total Mortgage-Backed Securities
   (Cost $253,853) ($ Thousands)                                                    250,138
                                                                             --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.5%
   FHLMC
      5.125%, 08/23/10                                               4,500            4,663
   FNMA
      5.000%, 03/15/16                                               2,000            1,990
                                                                             --------------
Total U.S. Government Agency Obligations
   (Cost $6,576)($Thousands)                                                          6,653
                                                                             --------------
REPURCHASE AGREEMENTS (B) -- 42.6%

   JP Morgan
      0.230%, dated 10/31/08, to be
      repurchased on 11/03/08,
      repurchase price $50,700,038
      (collateralized by various FNMA
      Obligations, ranging in par
      value $7,930,000-$31,000,000,
      5.000%-6.000%, 04/01/38-10/01/38;
      total market value $51,714,015)                               50,700           50,700
   BNP Paribas
      0.250%, dated 10/31/08, to be
      repurchased on 11/03/08,
      repurchase price $61,501,281
      (collateralized by various FNMA
      Obligations, ranging in par
      value $32,760,346-$37,895,702, 5.500%,
      03/01/37-01/01/38; total market
      value $62,730,000)                                            61,500           61,500
                                                                             --------------
Total Repurchase Agreements
   (Cost $112,200) ($ Thousands)                                                    112,200
                                                                             --------------
Total Investments -- 140.1%
   (Cost $372,629)($ Thousands) +                                            $      368,991
                                                                             ==============

     Percentages are based on Net Assets of $263,303 ($ Thousands).
(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.
(B)  Tri-Party Repurchase Agreement.

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only - face amount represents notional amount
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

+   At October 31, 2008, the tax basis cost of the Fund's investments was
$372,629 ($ Thousands), and the unrealized appreciation and depreciation were $443 ($ Thousands) and $(4,081) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the open futures contracts held by the Fund at October 31, 2008, is as follows:

                               Number of                   Unrealized
Type of                        Contracts    Expiration    Appreciation
Contract                     Long (Short)      Date      ($ Thousands)
--------                     ------------   ----------   -------------
U.S. 10-Year Treasury Note       (409)       Dec-2008        $  940

U.S. 2-Year Treasury Note         430        Dec-2008           701

U.S. 5-Year Treasury Note        (205)       Dec-2008            40

U.S. Long Treasury Bond          (172)       Dec-2008           827
                                                             ------
                                                              2,508
                                                             ======


                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Short - Duration Government Fund
October 31, 2008

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), IS EFFECTIVE FOR THE FUND'S FINANCIAL STATEMENTS ISSUED AFTER JANUARY 31, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     -    LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.) - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING
     -    THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF
          INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE PERIOD ENDED OCTOBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($THOUSANDS):


                                                          INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                            SECURITIES       INSTRUMENTS*
----------------                                          --------------   ---------------
LEVEL 1 - QUOTED PRICES                                      $112,200           $2,508

LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                 256,791               --

LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          --               --
                                                             --------           ------
   TOTAL                                                     $368,991           $2,508
                                                             ========           ======

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED
APPRECIATION/DEPRECIATION ON THE INSTRUMENT.

                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate - Duration Government Fund
October 31, 2008

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
MORTGAGE-BACKED SECURITIES -- 88.9%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 88.9%
   FHLMC
      8.250%, 01/01/09                                      $            2   $            2
      6.500%, 01/01/18                                                  45               47
      6.000%, 09/01/24                                               1,468            1,471
      5.500%, 06/01/19 to 09/01/38                                  18,096           17,682
      5.000%, 11/13/35 to 08/01/38                                  14,982           14,183
   FHLMC REMIC, Ser 1599, Cl C
      6.100%, 10/15/23                                                 404              415
   FHLMC REMIC, Ser 165, Cl K
      6.500%, 09/15/21                                                  17               17
   FHLMC REMIC, Ser 2586, Cl NK
      3.500%, 08/15/16                                                 120              119
   FHLMC REMIC, Ser 2587, Cl ET
      3.700%, 07/15/17                                                 462              453
   FHLMC REMIC, Ser 2630, Cl HA
      3.000%, 01/15/17                                               1,055            1,017
   FHLMC REMIC, Ser 2635, Cl NJ
      3.000%, 03/15/17                                                 295              286
   FNMA
      9.500%, 05/01/18                                                  46               50
      6.450%, 09/01/18                                                 663              684
      6.390%, 04/01/12                                                 240              246
      6.150%, 04/01/11                                                 144              148
      5.931%, 02/01/12                                                 579              592
      5.920%, 06/01/14                                                 493              500
      5.680%, 06/01/17                                                 589              581
      5.621%, 12/01/11                                               1,611            1,638
      5.500%, 11/01/37                                              10,054            9,822
      5.034%, 08/01/15                                                 390              376
      5.016%, 02/01/13                                                 200              199
      5.000%, 04/01/37                                                  51               48
      4.500%, 03/01/38 to 06/01/38                                   3,978            3,614
      3.790%, 07/01/13                                               1,039              978
   FNMA REMIC, Ser 2001-51, Cl QN
      6.000%, 10/25/16                                                 435              449
   FNMA REMIC, Ser 2004-27, Cl HN
      4.000%, 05/25/16                                                 281              281
   FNMA REMIC, Ser 2006-72, Cl FY
      3.679%, 11/25/08 (A)                                           3,025            2,834
   GNMA
      8.750%, 07/20/17                                                  10               12
      8.500%, 11/20/16 to 08/20/17                                      75               79
      7.500%, 11/15/25 to 09/15/36                                     242              252
      6.000%, 04/15/09 to 09/15/24                                     813              818
                                                                             --------------
Total Mortgage-Backed Securities
   (Cost $61,524) ($ Thousands)                                                      59,893
                                                                             --------------

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
U.S. TREASURY OBLIGATION -- 4.2%

   U.S. Treasury Note
      4.750%, 03/31/11                                      $        2,650   $        2,857
                                                                             --------------
Total U.S. Treasury Obligation
   (Cost $2,637) ($ Thousands)                                                        2,857
                                                                             --------------
ASSET-BACKED SECURITY -- 1.9%

   Small Business Administration,
      Ser 2005-P10B, Cl 1
      4.940%, 08/10/15                                               1,279            1,253
                                                                             --------------
Total Asset-Backed Security
   (Cost $1,279) ($ Thousands)                                                        1,253
                                                                             --------------
REPURCHASE AGREEMENT (B) -- 19.0%

   BNP Paribas
      0.250%, dated 10/31/08, to be
      repurchased on 11/03/08,
      repurchase price $12,800,267
      (collateralized by a FHLMC
      Obligation, par value $14,437,404,
      5.500%, 01/01/38; total market
      value $13,056,001)                                            12,800           12,800
                                                                             --------------
Total Repurchase Agreement
   (Cost $12,800) ($ Thousands)                                                      12,800
                                                                             --------------
Total Investments -- 114.0% +
   (Cost $78,240) ($ Thousands)                                              $       76,803
                                                                             ==============

A summary of the open futures contracts held by the Fund at October 31, 2008, is as follows:

                              Number
                                of
                             Contracts                  Unrealized
Type of                         Long     Expiration    Appreciation
Contract                      (Short)       Date      ($ Thousands)
--------                     ---------   ----------   -------------
U.S. 10-Year Treasury Note      (40)      Dec-2008         $ 66

U.S. 2-Year Treasury Note         2       Dec-2008            3

U.S. 5-Year Treasury Note       231       Dec-2008          208

U.S. Long Treasury Bond         (67)      Dec-2008          234
                                                           ----
                                                            511
                                                           ====

                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate - Duration Government Fund
October 31, 2008

     Percentages are based on Net Assets of $67,381 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.
(B)  Tri-Party Repurchase Agreement

FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

Amounts designated as "--" are $O or have been rounded to $O

+    At October 31, 2008, the tax basis cost of the Fund's investments was
$78,240 ($ Thousands), and the unrealized appreciation and depreciation were $308 ($ Thousands) and $(1,745) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), IS EFFECTIVE FOR THE FUND'S FINANCIAL STATEMENTS ISSUED AFTER JANUARY 31, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     -    LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE PERIOD ENDED OCTOBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($THOUSANDS):

                                                                            OTHER FINANCIAL
VALUATION INPUTS                                INVESTMENTS IN SECURITIES     INSTRUMENTS*
----------------                                -------------------------   ---------------
LEVEL 1 - QUOTED PRICES                                  $12,800                  $511

LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS             64,003                    --

LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                     --                    --
                                                         -------                  ----
   TOTAL                                                 $76,803                  $511
                                                         =======                  ====

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

Schedule of Investments (Unaudited)

GNMA Fund
October 31, 2008

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
MORTGAGE-BACKED SECURITIES -- 98.7%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 98.7%

   FHLMC
      5.500%, 11/01/37 to 07/01/38                          $          500   $          488
      5.000%, 08/01/37 to 09/01/38                                   5,318            5,035
   FHLMC REMIC, Ser 3279, IO (A)
      1.843%, 11/15/08                                               8,043              693
   FHLMC REMIC, Ser 3309, IO (A)
      1.862%, 11/15/08                                               7,118              518
   FNMA
      8.000%, 09/01/14 to 09/01/28                                     246              262
      7.000%, 08/01/29 to 09/01/32                                     433              448
      6.500%, 09/01/32                                                 267              272
      5.320%, 05/25/36 (B)                                             346              264
   FNMA REMIC, Ser 1990-91, Cl G
      7.000%, 08/25/20                                                  49               51
   FNMA REMIC, Ser 1992-105, Cl B
      7.000%, 06/25/22                                                  86               91
   FNMA REMIC, Ser 2002-42, Cl C
      6.000%, 07/25/17                                               1,500            1,543
   GNMA
      10.000%, 05/15/16 to 04/15/20                                     28               31
      9.500%, 06/15/09 to 11/15/20                                     154              164
      9.000%, 12/15/17 to 05/15/22                                     228              249
      8.500%, 10/15/16 to 06/15/17                                      70               75
      8.000%, 04/15/17 to 03/15/32                                     960            1,029
      7.750%, 10/15/26                                                  47               49
      7.500%, 02/15/27 to 05/15/36                                   1,098            1,145
      7.250%, 01/15/28                                                 184              192
      7.000%, 04/15/19 to 06/20/38                                   8,927            9,123
      6.750%, 11/15/27                                                  51               52
      6.500%, 09/15/10 to 09/20/38                                  12,252           12,430
      6.000%, 07/15/24 to 05/20/38                                   5,492            5,502
      5.500%, 10/15/32 to 04/15/37                                  21,771           21,384
      5.000%, 08/15/33                                               2,446            2,340
      5.000%, 04/15/33 to 10/15/38                                  45,066           43,097
      4.500%, 08/15/33 to 04/15/38                                  14,434           13,223
   GNMA REMIC, Ser 2002-45, Cl QE
      6.500%, 06/20/32                                               1,416            1,434
   GNMA REMIC, Ser 2003-63, Cl UV
      3.500%, 07/20/30                                               1,735            1,672
   GNMA REMIC, Ser 2005-70, Cl AI, IO
      5.000%, 10/20/33                                               8,491            1,533
   GNMA REMIC, Ser 2006-38, Cl XS, IO
      2.781%, 11/16/08 (A)                                           3,754              392
                                                                             --------------
Total Mortgage-Backed Securities
   (Cost $126,334) ($ Thousands)                                                    124,781
                                                                             --------------

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
REPURCHASE AGREEMENT (C) -- 2.9%

   BNP Paribas
      0.250%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $3,700,077
      (collateralized by a FNMA obligation, par value
      $4,173,312, 5.500%, 01/01/38, with total market
      value $3,774,000)                                     $        3,700   $        3,700
                                                                             --------------
Total Repurchase Agreement
   (Cost $3,700)($ Thousands)                                                         3,700
                                                                             --------------
Total Investments -- 101.6%
   (Cost $130,034)($ Thousands) +                                            $      128,481
                                                                             ==============

A summary of the open futures contracts held by the Fund at October 31, 2008, is as follows:

                               NUMBER
                                 OF
                             CONTRACTS                  UNREALIZED
                                LONG     EXPIRATION    APPRECIATION
TYPE OF CONTRACT              (SHORT)       DATE      ($ THOUSANDS)
----------------             ---------   ----------   -------------
U.S. 10-Year Treasury Note      (48)      Dec-2008         $112
U.S. 5-Year Treasury Note       122       Dec-2008           64
U.S. Long Treasury Bond         (17)      Dec-2008           87
                                                           ----
                                                           $263
                                                           ====

     Percentages are based on Net Assets of $126,432 ($ Thousands).
(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.
(B)  PO - Principal Only
(C)  Tri-party Repurchase Agreement.

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only - face amount represents notional amount
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

+    At October 31, 2008, the tax basis cost of the Fund's investments was
$130,034 ($ Thousands), and the unrealized appreciation and depreciation were $1,624 and $(3,177), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

Schedule of Investments (Unaudited)

GNMA Fund
October 31, 2008

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), IS EFFECTIVE FOR THE FUND'S FINANCIAL STATEMENTS ISSUED AFTER JANUARY 31, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     -    LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE PERIOD ENDED OCTOBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($ THOUSANDS):

                                                Investments in   Other Financial
Valuation Inputs                                  Securities       Instruments*
----------------                                --------------   ---------------
Level 1 - Quoted prices                            $  3,700            $263
Level 2 - Other Significant Observable Inputs       124,781              --
Level 3 - Significant Unobservable Inputs                --              --
                                                   --------            ----
   Total                                           $128,481            $263
                                                   ========            ====

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED
APPRECIATION/DEPRECIATION ON THE INSTRUMENT.

                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
October 31, 2008

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
ASSET-BACKED SECURITIES -- 30.1%

AUTOMOTIVE -- 13.0%

   AmeriCredit Automobile Receivables
      Trust, Ser 2007-CM, Cl A3A
      5.420%, 05/07/12                                      $        1,720   $        1,636
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A3
      5.190%, 11/06/11                                               1,722            1,689
   BMW Vehicle Lease Trust, Ser 2007-1,
      Cl A3A
      4.590%, 08/15/13                                                 655              638
   Capital Auto Receivables Asset Trust,
      Ser 2007-3, Cl A3A
      5.020%, 09/15/11                                                 575              558
   Capital Auto Receivables Asset Trust,
      Ser 2005-1, Cl B
      4.935%, 11/15/08 (A)                                             440              433
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A3A
      5.130%, 04/16/12                                               1,670            1,563
   Capital One Auto Finance Trust,
      Ser 2006-A, Cl A4
      4.570%, 11/17/08 (A)                                           2,350            2,103
   Capital One Prime Auto Receivables
      Trust, Ser 2007-2, Cl A2
      5.050%, 03/15/10                                                 567              568
   Carmax Auto Owner Trust, Ser 2008-2, Cl A2A
      4.060%, 09/15/11                                               1,750            1,694
   Carmax Auto Owner Trust, Ser 2006-2, Cl A4
      5.140%, 11/15/11                                               1,120            1,072
   Carmax Auto Owner Trust, Ser 2008-1, Cl A4A
      4.790%, 02/15/13                                               1,750            1,584
   CPS Auto Trust, Ser 2007-C, Cl A2
      5.530%, 11/15/10 (B)                                             355              354
   Ford Credit Auto Owner Trust,
      Ser 2008-B, Cl A2
      5.760%, 11/17/08 (A)                                           2,105            2,061
   Ford Credit Auto Owner Trust,
      Ser 2007-A, Cl A2A
      5.420%, 04/15/10                                                 477              476
   Ford Credit Auto Owner Trust,
      Ser 2008-A, Cl A3A
      3.960%, 04/15/12                                               1,610            1,489
   Ford Credit Auto Owner Trust,
      Ser 2007-B, Cl A3A
      5.150%, 11/15/11                                                 745              711

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
   Harley-Davidson Motorcycle Trust,
      Ser 2007-1, Cl A2
      5.290%, 01/18/11                                      $           66   $           66
   Household Automotive Trust, Ser 2005-3, Cl A3
      4.800%, 10/18/10                                                 219              217
   Hyundai Auto Receivables Trust,
      Ser 2008-A, Cl A2
      4.160%, 05/16/11                                               2,710            2,658
   Hyundai Auto Receivables Trust,
      Ser 2007-A, Cl A3A
      5.040%, 01/17/12                                               1,570            1,546
   Hyundai Auto Receivables Trust,
      Ser 2006-A, Cl A4
      5.260%, 11/15/12                                               1,365            1,336
   Long Beach Auto Receivables Trust,
      Ser 2006-B, Cl A3
      5.170%, 08/15/11                                               1,241            1,218
   Nissan Auto Receivables Owner Trust,
      Ser 2006-A, Cl A3
      4.740%, 09/15/09                                                  85               85
      4.460%, 04/16/12                                                 925              879
   Nissan Auto Receivables Owner Trust,
      Ser 2008-A, Cl A3
      3.890%, 08/15/11                                                 670              644
   USAA Auto Owner Trust, Ser 2007-2, Cl A3
      4.900%, 02/15/12                                                 845              832
   USAA Auto Owner Trust, Ser 2008-1, Cl A3
      4.160%, 04/16/12                                                 965              942
   USAA Auto Owner Trust, Ser 2008-2, Cl A2
      3.910%, 01/15/11                                               2,165            2,149
   Volkswagen Auto Lease Trust,
      Ser 2006-A, Cl A3
      5.500%, 09/21/09                                                 135              135
   Wachovia Auto Owner Trust, Ser 2008-A, Cl A2A
      4.090%, 05/20/11                                               1,595            1,552
   WFS Financial Owner Trust, Ser 2005-2, Cl B
      4.570%, 11/19/12                                               1,234            1,208
                                                                             --------------
                                                                                     34,096
                                                                             --------------
CREDIT CARD -- 6.5%

   Advanta Business Card Master Trust,
      Ser 2006-B2, Cl B2
      4.528%, 11/20/08 (A)                                           2,000            1,072
   Advanta Business Card Master Trust,
      Ser 2005-B1, Cl B1
      4.658%, 11/20/08 (A)                                           1,250              949

                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
October 31, 2008

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
   American Express Issuance Trust,
      Ser 2007-1, Cl A
      4.760%, 11/17/08 (A)                                  $          715   $          653
   Bank of America Credit Card Trust,
      Ser 2007-A13, Cl A13
      4.780%, 11/15/08 (A)                                           1,500            1,436
   Bank of America Credit Card Trust,
      Ser 2006-C7, Cl C7
      4.790%, 11/12/08 (A)                                           1,000              916
   Cabela's Master Credit Card Trust,
      Ser 2006-3A, Cl B
      4.760%, 11/15/08 (A)(B)                                        2,000            1,232
   Capital One Multi-Asset Execution
      Trust, Ser 2007-C3, Cl C3
      4.850%, 11/17/08 (A)                                           1,500            1,273
   Capital One Multi-Asset Execution
      Trust, Ser 2007-C2, Cl C2
      4.860%, 11/15/08 (A)                                           1,200              877
   Capital One Multi-Asset Execution
      Trust, Ser 2004-C4, Cl C4
      5.210%, 11/02/08 (A)                                           1,350            1,266
   Chase Issuance Trust, Ser 2007-A14, Cl A14
      4.810%, 11/17/08 (A)                                           1,000              965
   Citibank Credit Card Issuance Trust,
      Ser 2008-A3, Cl A3
      5.158%, 11/18/08 (A)                                           2,000            1,962
   Citibank Credit Card Issuance Trust,
      Ser 2006-A5, Cl A5
      5.300%, 05/20/11                                               1,505            1,492
   MBNA Credit Card Master Note Trust,
      Ser 2006-A1, Cl A1
      4.900%, 07/15/11                                               1,000              994
   Washington Mutual Master Note Trust,
      Ser 2006-C3A, Cl C3A
      4.940%, 11/17/08 (A)(B)                                        1,490            1,173
   Washington Mutual Master Note Trust,
      Ser 2006-C2A, Cl C2
      5.060%, 11/15/08 (A)(B)                                        1,300              706
                                                                             --------------
                                                                                     16,966
                                                                             --------------
MISCELLANEOUS BUSINESS SERVICES -- 7.7%

   ACAS Business Loan Trust, Ser 2007-1A, Cl C
      3.570%, 11/17/08 (A)(B)                                        1,271              889
   ACAS Business Loan Trust, Ser 2005-1A, Cl A1
      3.050%, 01/25/09 (A)(B)                                          956              721
   Babson CLO Ltd., Ser 2007-1A, Cl A1
      3.010%, 01/18/09 (A)(B)                                        1,190            1,045
   Capital Source Commercial Loan Trust,
      Ser 2006-1A, Cl C
      4.827%, 11/20/08 (A)(B)                                          494              396

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
   Capital Source Commercial Loan Trust,
      Ser 2006-2A, Cl A1A
      4.488%, 11/20/08 (A)(B)                               $        1,460   $        1,272
   Caterpillar Financial Asset Trust,
      Ser 2008-A, Cl A2A
      4.090%, 12/27/10                                                 880              872
   CIT Equipment Collateral, Ser 2006-VT1, Cl A3
      5.130%, 12/21/09                                                 189              189
   Citigroup Mortgage Loan Trust,
      Ser 2006-WFH3, Cl M1
      3.549%, 11/25/08 (A)                                           1,325              497
   CNH Equipment Trust, Ser 2006-B, Cl A3
      5.200%, 06/15/10                                                 288              288
   CNH Wholesale Master Note Trust,
      Ser 2006-1A, Cl B
      4.840%, 11/15/08 (A)(B)                                          245              229
   Colts Trust, Ser 2006-2A, Cl A
      3.484%, 12/20/08 (A)(B)                                        1,950            1,645
   Countrywide Asset-Backed Certificates,
      Ser 2006-2, Cl 2A2
      3.449%, 11/25/08 (A)                                             541              500
   Credit-Based Asset Servicing and
      Securitization CBO, Ser 2006-16A, Cl A
      3.065%, 12/08/08 (A)(B)                                        1,426              214
   First Franklin Mortgage Loan Asset
      Backed Certificates, Ser 2007-FF1, Cl M2
      3.519%, 11/01/08 (A)                                           1,250              107
   Franklin CLO, Ser 2003-4A, Cl A
      3.754%, 12/22/08 (A)(B)                                          496              467
   GE Commercial Loan Trust, Ser 2006-3, Cl C
      5.052%, 01/19/09 (A)(B)                                          642              161
   GE Equipment Small Ticket LLC,
      Ser 2005-1A, Cl B
      4.620%, 12/22/14 (B)                                             180              178
   GE Equipment Small Ticket LLC,
      Ser 2005-2A, Cl A4
      5.010%, 06/22/15 (B)                                           2,226            2,176
   GMAC Mortgage Loan Trust, Ser 2006-HE4, Cl A2
      3.399%, 11/25/08 (A)                                           1,796            1,052
   JP Morgan Mortgage Acquisition,
      Ser 2007-CH5, Cl M1
      3.529%, 11/25/08 (A)                                           2,000              465
   Katonah CLO, Ser 2005-7A, Cl B
      3.224%, 11/17/08 (A)(B)                                        1,200              849
   Lambda Finance, Ser 2005-1A, Cl B3
      3.174%, 12/08/08 (A)(B)                                          840              566

                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
October 31, 2008

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
   Long Beach Mortgage Loan Trust,
      Ser 2006-6, Cl 2A3
      3.409%, 11/25/08 (A)                                  $        1,190   $          637
   Madison Park Funding CLO, Ser 2007-
      4A, Cl A1B
      3.504%, 12/24/08 (A)(B)                                        1,000              508
   Marlin Leasing Receivables LLC,
      Ser 2005-1A, Cl B
      5.090%, 08/15/12 (B)                                              66               66
   Merritt Funding Trust CLO, Ser 2005-
      2A, Cl B
      5.452%, 12/28/08 (A)(B)                                          541              302
   Morgan Stanley ABS Capital I,
      Ser 2006-WMC1, Cl A2B
      3.459%, 11/27/08 (A)                                           1,032              983
   New Century Home Equity Loan Trust,
      Ser 2005-C, Cl A2B
      3.429%, 11/25/08 (A)                                             162              160
   PFS Financing, Ser 2006-B, Cl A
      2.909%, 12/15/08 (A)(B)                                          965              939
   Sierra Receivables Funding, Ser 2007-2A, Cl A2
      5.278%, 11/20/08 (A)(B)                                          556              428
   SLM Student Loan Trust, Ser 2003-A, Cl A1
      2.929%, 12/15/08 (A)                                              69               67
   Superior Wholesale Inventory Financing
      Trust, Ser 2007-AE1, Cl C
      5.160%, 11/13/08 (A)                                             200              170
   Superior Wholesale Inventory Financing
      Trust, Ser 2007-AE1, Cl B
      4.860%, 11/15/08 (A)                                             110               97
   Wadsworth CDO, Ser 2006-1A, Cl B
      2.818%, 02/05/09 (A)(B)                                          315                3
   William Street Funding, Ser 2006-1, Cl A
      4.064%, 01/23/09 (A)(B)                                        1,260            1,033
                                                                             --------------
                                                                                     20,171
                                                                             --------------
MORTGAGE RELATED -- 2.9%

   ACE Securities, Ser 2006-CW1, Cl A2C
      3.399%, 11/25/08 (A)                                             895              624
   Asset-Backed Funding Certificates,
      Ser 2006-OPT2, Cl A3B
      3.369%, 11/25/08 (A)                                           1,900            1,759
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2005-HE11, Cl A2
      3.509%, 11/25/08 (A)                                             175              164
   Morgan Stanley Home Equity Loans,
      Ser 2005-4, Cl A2B
      3.479%, 11/27/08 (A)                                             895              874

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1
      3.379%, 11/25/08 (A)                                  $          553   $          485
   Option One Mortgage Loan Trust,
      Ser 2007-FXD1, Cl 3A3
      5.611%, 11/25/08 (A)                                             305              215
   Option One Mortgage Loan Trust,
      Ser 2007-FXD2, Cl 2A1
      5.900%, 03/25/37 (C)                                             784              774
   Option One Mortgage Loan Trust,
      Ser 2005-5, Cl A3
      3.469%, 11/25/08 (A)                                           1,009              920
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl 2A2
      3.389%, 11/25/08 (A)                                             849              820
   Option One Mortgage Loan Trust,
      Ser 2003-3, Cl A2
      3.559%, 11/25/08 (A)                                             147              113
   Residential Asset Securities, Ser 2006-
      EMX6, Cl A3
      3.409%, 11/25/08 (A)                                           1,005              630
                                                                             --------------
                                                                                      7,378
                                                                             --------------
Total Asset-Backed Securities
   (Cost $94,865) ($ Thousands)                                                      78,611
                                                                             --------------
MORTGAGE-BACKED SECURITIES -- 26.5%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 4.6%

   FHLMC
      5.791%, 11/01/08 (A)                                           1,186            1,189
      5.499%, 11/01/08 (A)                                             731              746
   FHLMC REMIC, Ser 1599, Cl C
      6.100%, 10/15/23                                                 262              270
   FHLMC REMIC, Ser 2004-2780, Cl LC
      5.000%, 07/15/27                                               1,000            1,008
   FHLMC REMIC, Ser 2630, Cl HA
      3.000%, 01/15/17                                               1,124            1,083
   FNMA
      6.041%, 11/01/08 (A)                                             548              556
      6.000%, 01/01/27                                               1,798            1,796
      5.902%, 11/01/08 (A)                                             514              516
      5.846%, 11/01/08 (A)                                              68               68
      5.829%, 11/01/08 (A)                                             212              215
      5.762%, 11/01/08 (A)                                             113              114
      5.292%, 11/01/08 (A)                                             826              841
      5.290%, 11/01/08 (A)                                             123              122
   FNMA REMIC, Ser 1993-220, Cl FA
      3.850%, 11/01/08 (A)                                             128              127
   FNMA REMIC, Ser 1993-58, Cl H
      5.500%, 04/25/23                                                 202              205
   FNMA REMIC, Ser 2001-33, Cl FA
      3.709%, 11/01/08 (A)                                             280              277

                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
October 31, 2008

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
   FNMA REMIC, Ser 2002-63, Cl QF
      3.559%, 11/01/08 (A)                                  $          154   $          153
   FNMA REMIC, Ser 2002-64, Cl FG
      4.527%, 11/01/08 (A)                                             157              153
   FNMA REMIC, Ser 2002-78, Cl AU
      5.000%, 06/25/30                                                 530              532
   FNMA REMIC, Ser 2006-39, Cl PB
      5.500%, 07/25/29                                               2,059            2,091
                                                                             --------------
                                                                                     12,062
                                                                             --------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 21.9%

   Arkle Master Issuer PLC, Ser 2006-1A, Cl M
      2.997%, 11/20/08 (A)(B)                                        1,000              920
   Banc of America Funding, Ser 2005-F, Cl 4A1
      5.338%, 11/01/08 (A)                                             830              649
   Banc of America Funding, Ser 2006-D, Cl 3A1
      5.579%, 11/01/08 (A)                                             986              778
   Banc of America Large Loan, Ser 2007-BMB1
      5.070%, 11/25/08 (A)(B)                                          590              502
   Banc of America Mortgage Securities,
      Ser 2004-F, Cl 2A5
      4.144%, 11/01/08 (A)                                           1,300            1,267
   Banc of America Mortgage Securities,
      Ser 2005-A, Cl 2A2
      4.451%, 11/01/08 (A)                                           1,457            1,233
   Banc of America Mortgage Securities,
      Ser 2005-F, Cl 2A2
      5.005%, 11/01/08 (A)                                           2,433            2,220
   Banc of America Mortgage Securities,
      Ser 2005-H, Cl 2A1
      4.801%, 11/30/08 (A)                                             762              622
   Banc of America Mortgage Securities,
      Ser 2005-J, Cl 2A1
      5.092%, 11/01/08 (A)                                             265              216
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2005-12, Cl 11A1
      5.284%, 12/25/08 (A)                                             513              369
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2005-3, Cl 2A1
      5.077%, 11/01/08 (A)                                             793              535
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2005-6, Cl 3A1
      5.275%, 11/01/08 (A)                                           1,212            1,056
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2005-9, Cl A1
      4.625%, 11/01/08 (A)                                           1,545            1,320
   Bear Stearns Commercial Mortgage
      Securities, Ser 2001-TOP2, Cl A2
      6.480%, 02/15/35                                               1,600            1,554

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
   Citigroup Commercial Mortgage Trust,
      Ser 2006-FL2, Cl D
      4.770%, 11/15/08 (A)(B)                               $          510   $          443
   Citigroup Commercial Mortgage Trust,
      Ser 2007-FL3A, Cl J
      5.510%, 11/30/08 (A)(B)                                          550              350
   Citigroup Mortgage Loan Trust,
      Ser 2004-HYB3, Cl 1A
      4.456%, 12/25/08 (A)                                             399              294
   Citigroup Mortgage Loan Trust,
      Ser 2006-AR2, Cl 1A1
      5.623%, 12/25/08 (A)                                           1,031              783
   Countrywide Alternative Loan Trust,
      Ser 2007-HY5R, Cl 2A1A
      5.544%, 12/25/08 (A)                                           1,268              959
   Countrywide Home Loans, Ser 2004-29, Cl 1A1
      3.529%, 11/25/08 (A)                                             117               82
   Countrywide Home Loans, Ser 2005-7, Cl 1A1
      3.529%, 11/25/08 (A)                                             208              108
   Countrywide Home Loans, Ser 2005-
      HY10, Cl 3A1A
      5.381%, 12/20/08 (A)                                             947              585
   Crusade Global Trust, Ser 2003-1, Cl A
      4.750%, 01/17/09 (A)                                             427              406
   Crusade Global Trust, Ser 2004-1, Cl A1
      4.785%, 01/16/09 (A)                                             120              114
   First Horizon Asset Securities,
      Ser 2005-2, Cl 1A1
      5.500%, 05/25/35                                               1,190            1,186
   Fosse Master Issuer PLC, Ser 2007-1A,
      Cl C2
      5.053%, 01/20/09 (A)(B)                                        1,305              934
   GE Commercial Loan Trust CLO,
      Ser 2006-2, Cl C
      5.052%, 01/20/09 (A)(B)                                          334               84
   GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
      5.203%, 11/25/08 (A)                                           1,215              930
   Granite Master Issuer PLC, Ser 2006-
      1A, Cl A5
      2.880%, 11/20/08 (A)(B)                                          741              683
   Granite Master Issuer PLC, Ser 2007-1, Cl 1C1
      3.504%, 01/24/09 (A)                                             410              390
   GSR Mortgage Loan Trust, Ser 2005-
      AR4, Cl 2A1
      4.988%, 12/25/08 (A)                                           1,418            1,088
   GSR Mortgage Loan Trust, Ser 2006-
      AR1, Cl 2A1
      5.178%, 12/25/08 (A)                                           1,880            1,508

                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
October 31, 2008

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
   GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
      5.779%, 11/01/08 (A)                                  $        1,435   $          987
   Impac CMB Trust, Ser 2004-9, Cl 1A1
      4.019%, 11/25/08 (A)                                             354              242
   Impac CMB Trust, Ser 2005-2, Cl 1A1
      3.519%, 11/25/08 (A)                                             397              212
   Impac CMB Trust, Ser 2005-3, Cl A1
      3.499%, 11/25/08 (A)                                             347              196
   Impac CMB Trust, Ser 2005-5, Cl A1
      3.579%, 11/25/08 (A)                                             292              162
   Impac CMB Trust, Ser 2005-8, Cl 1A
      3.519%, 11/25/08 (A)                                             939              491
   Interstar Millennium Trust, Ser 2004-
      2G, Cl A
      3.019%, 12/15/08 (A)                                             250              241
   JP Morgan Mortgage Trust, Ser 2005-
      A6, Cl 7A1
      4.965%, 12/25/08 (A)                                             990              898
   JP Morgan Mortgage Trust, Ser 2007-
      A3, Cl 1A1
      5.449%, 12/25/08 (A)                                           1,190              861
   Master Adjustable Rate Mortgages
      Trust, Ser 2004-12, Cl 5A1
      5.884%, 11/01/08 (A)                                             193              165
   Medallion Trust, Ser 2004-1G, Cl A1
      2.941%, 11/25/08 (A)                                             179              136
   Merrill Lynch Mortgage Investors,
      Ser 2005-A2, Cl A2
      4.487%, 12/25/08 (A)                                           2,641            1,975
   Merrill Lynch Mortgage Investors,
      Ser 2005-A3, Cl A1
      3.529%, 11/25/08 (A)                                             417              248
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1A
      5.144%, 12/25/08 (A)                                             730              634
   Merrill Lynch Mortgage-Backed
      Securities Trust, Ser 2007-2, Cl 1A1
      5.800%, 12/25/08 (A)                                           1,570            1,205
   Merrill Lynch Mortgage-Backed
      Securities Trust, Ser 2007-3, Cl 2A1
      5.651%, 12/25/08 (A)                                           1,386            1,045
   MLCC Mortgage Investors, Ser 2004-G,
      Cl A1
      3.539%, 11/25/08 (A)                                             109               90
   MLCC Mortgage Investors, Ser 2004-
      HB1, Cl A1
      3.619%, 11/25/08 (A)                                             162              136
   MLCC Mortgage Investors, Ser 2005-A,
      Cl A1
      3.489%, 11/25/08 (A)                                             133              126

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
   MLCC Mortgage Investors, Ser 2006-1,
      Cl 2A1
      5.377%, 11/25/08 (A)                                  $          800   $          685
   MortgageIT Trust, Ser 2005-2, Cl 1A1
      3.519%, 11/25/08 (A)                                             323              221
   MortgageIT Trust, Ser 2005-3, Cl A1
      3.559%, 11/25/08 (A)                                           1,035              728
   MortgageIT Trust, Ser 2005-4, Cl A1
      3.539%, 11/25/08 (A)                                           1,396              903
   MortgageIT Trust, Ser 2005-5, Cl A1
      3.519%, 11/25/08 (A)                                           1,327              836
   Paragon Mortgages PLC, Ser 12A,
      Cl A2C
      2.914%, 11/15/08 (A)(B)                                          365              283
   Paragon Mortgages PLC, Ser 15A,
      Cl A2C
      2.929%, 01/19/09 (A)(B)                                          847              616
   Permanent Master Issuer PLC,
      Ser 2006-1, Cl 2C
      5.153%, 01/15/09 (A)                                           1,200            1,069
   Prima, Ser 2006-1, Cl A1
      5.417%, 12/28/48                                                 837              687
   Puma Finance, Ser S1, Cl A
      3.003%, 11/10/08 (A)(B)                                          259              219
   Residential Funding Mortgage
      Securities I, Ser 2005-SA5, Cl 2A
      5.331%, 11/01/08 (A)                                             735              596
   Residential Funding Mortgage
      Securities I, Ser 2007-SA2, Cl 2A2
      5.674%, 11/01/08 (A)                                           1,009              777
   Residential Funding Mortgage
      Securities I, Ser 2007-SA2, Cl 2A1
      5.678%, 11/01/08 (A)                                           1,423            1,097
   Residential Funding Mortgage
      Securities I, Ser 2007-SA3, Cl 2A1
      5.775%, 11/01/08 (A)                                           1,302              828
   Residential Mortgage Securities,
      Ser 22A, Cl A1B
      2.874%, 11/14/08 (A)(B)                                           14               14
   RMAC PLC, Ser 2003-NS4A, Cl A2B
      3.119%, 12/12/08 (A)(B)                                           10               10
   Sequoia Mortgage Trust, Ser 2004-12,
      Cl A1
      4.547%, 11/20/08 (A)                                             131               88
   Sequoia Mortgage Trust, Ser 2005-1,
      Cl A1
      4.507%, 11/20/08 (A)                                             129               99
   WaMu Mortgage Pass-Through
      Certificates, Ser 2004-AR5, Cl A6
      3.837%, 12/25/08 (A)                                           1,300            1,274
   WaMu Mortgage Pass-Through
      Certificates, Ser 2006-AR2, Cl 1A1
      5.295%, 12/25/08 (A)                                           1,765            1,404

                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
October 31, 2008

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2003-J, Cl 2A4
      4.451%, 12/25/08 (A)                                  $          237   $          234
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-BB, Cl A2
      4.556%, 12/25/08 (A)                                             971              772
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR1,
      Cl 2A1
      4.489%, 11/01/08 (A)                                             872              644
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR16,
      Cl 6A3
      5.001%, 11/01/08 (A)                                           2,057            1,660
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR16,
      Cl 3A2
      4.997%, 12/25/08 (A)                                           1,356            1,105
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR4,
      Cl 2A2
      4.542%, 12/25/08 (A)                                             787              629
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR10,
      Cl 2A1
      5.636%, 12/25/08 (A)                                           1,557            1,121
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR12,
      Cl 1A1
      6.025%, 12/25/08 (A)                                           1,197              879
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR5,
      Cl 2A1
      5.539%, 12/25/08 (A)                                           1,190              895
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR6,
      Cl 2A1
      5.093%, 11/01/08 (A)                                           1,469            1,165
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR8,
      Cl 2A1
      5.240%, 12/25/08 (A)                                           1,470            1,172
   Westpac Securitisation Trust, Ser 2005-1G, Cl A1
      3.280%, 12/23/08 (A)                                             280              261
                                                                             --------------
                                                                                     57,189
                                                                             --------------
Total Mortgage-Backed Securities
   (Cost $84,351)($ Thousands)                                                       69,251
                                                                             --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 17.1%

   FHLB
      3.580% 03/30/09                                               15,000           15,070

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
   FHLB DN (D)
      1.251%, 11/18/08                                      $        2,600   $        2,598
      2.513%, 12/16/08                                               5,000            4,984
   FHLMC DN (D)
      2.311%, 12/17/08                                              10,000            9,996
      2.747%, 02/11/09                                               5,000            4,961
   FNMA DN (D)
      2.630%, 12/22/08                                               6,990            6,987
                                                                             --------------
Total U.S. Government Agency Obligations
   (Cost $44,573) ($ Thousands)                                                      44,596
                                                                             --------------
CORPORATE OBLIGATIONS -- 10.7%

BANKS -- 2.0%

   Comerica Bank
      4.394%, 11/10/08 (A)                                           1,000              823
      4.322%, 11/19/08 (A)                                           1,200            1,129
      2.864%, 12/12/08 (A)                                           1,800            1,796
   Wachovia
      2.939%, 12/15/08 (A)                                           1,750            1,582
                                                                             --------------
                                                                                      5,330
                                                                             --------------
CONSUMER PRODUCTS -- 1.8%

   CVS Caremark
      3.111%, 12/04/08 (A)                                             865              781
   President and Fellows of Harvard College
      3.700%, 04/01/13                                               1,325            1,270
   Procter & Gamble MTN
      2.994%, 12/09/08 (A)                                             685              675
   Whirlpool
      3.319%, 12/15/08 (A)                                           2,000            1,996
                                                                             --------------
                                                                                      4,722
                                                                             --------------
FINANCIAL SERVICES -- 2.1%

   American Express Credit MTN
      4.659%, 11/27/08 (A)                                           1,750            1,533
   General Electric Capital
      3.606%, 01/28/09 (A)                                           1,250            1,113
   Metropolitan Life Global Funding I MTN
      3.961%, 12/25/08 (A)(B)                                        2,225            1,980
   Principal Life Income Funding Trusts
      2.964%, 11/15/08 (A)                                             750              736
                                                                             --------------
                                                                                      5,362
                                                                             --------------
FOOD, BEVERAGE & TOBACCO -- 1.2%

   General Mills
      4.189%, 01/23/09 (A)                                           1,500            1,483
   SABMiller PLC
      4.183%, 01/01/09 (A)(B)                                        1,705            1,701
                                                                             --------------
                                                                                      3,184
                                                                             --------------

                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
October 31, 2008

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
INDUSTRIALS -- 0.2%

   Continental Airlines
      3.161%, 12/02/08 (A)                                  $          750   $          559
                                                                             --------------
INSURANCE -- 0.7%

   MBIA Insurance
      14.000%, 01/15/09 (A)(B)                                       1,000              540
   Monumental Global Funding III
      4.952%, 01/16/09 (A)(B)                                        1,900            1,274
                                                                             --------------
                                                                                      1,814
                                                                             --------------
INVESTMENT BANKER/BROKER DEALER -- 0.9%

   Morgan Stanley
      3.875%, 01/15/09                                               1,620            1,613
   Morgan Stanley, Ser G
      4.620%, 01/04/09 (A)                                           1,000              724
                                                                             --------------
                                                                                      2,337
                                                                             --------------
SECURITY AND COMMODITY BROKERS -- 0.3%

   Genworth Global Funding Trusts
      2.944%, 11/24/08 (A)                                           1,200              804
                                                                             --------------
TELEPHONES & TELECOMMUNICATION -- 0.9%

   AT&T
      2.894%, 11/05/08 (A)                                           1,000              951
   Deutsche Telekom International Finance
      8.500%, 06/15/10                                               1,500            1,477
                                                                             --------------
                                                                                      2,428
                                                                             --------------
UTILITIES -- 0.6%

   Dominion Resources
      3.866%, 12/17/08 (A)                                           1,640            1,640
                                                                             --------------
Total Corporate Obligations
   (Cost $31,407) ($ Thousands)                                                      28,180
                                                                             --------------
U.S. TREASURY OBLIGATIONS (D) -- 7.6%

   U.S. Treasury Bill
      1.506%, 10/22/09                                              10,000            9,871
   U.S. Treasury Note
      2.125%, 01/31/10                                              10,000           10,080
                                                                             --------------
Total U.S. Treasury Obligations
   (Cost $19,930) ($ Thousands)                                                      19,951
                                                                             --------------
CERTIFICATES OF DEPOSIT (D) -- 6.3%

   Abbey National Treasury Services PLC
      2.720%, 11/03/08                                               4,500            4,500
   Credit Suisse
      3.050%, 01/20/09                                               4,500            4,500
   DnB NOR Bank
      3.060%, 03/05/09                                               3,000            3,000

                                                              Face Amount         Value
Description                                                  ($ Thousands)    ($ Thousands)
-----------                                                 --------------   --------------
   HSBC
      3.000%, 01/14/09                                      $        4,500   $        4,500
                                                                             --------------
Total Certificates of Deposit
   (Cost $16,500)($ Thousands)                                                       16,500
                                                                             --------------
REPURCHASE AGREEMENT (E) -- 0.8%

   BNP Paribas
      0.250%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $2,100,044,
      collateralized by a FNMA obligation, par value
      $2,368,637, 5.500%, 01/01/38, with total market
      value $2,142,001)                                              2,100            2,100
                                                                             --------------
Total Repurchase Agreement
   (Cost $2,100)($ Thousands)                                                         2,100
                                                                             --------------
Total Investments -- 99.1%
   (Cost $293,726)($ Thousands) +                                            $      259,189
                                                                             ==============

A summary of the open futures contracts held by the Fund at October 31, 2008, is as follows:

                               NUMBER OF                   UNREALIZED
TYPE OF                        CONTRACTS    EXPIRATION    APPRECIATION
CONTRACT                     LONG (SHORT)      DATE      ($ THOUSANDS)
--------                     ------------   ----------   -------------
U.S. 10-Year Treasury Note        (51)       Dec-2008         $108

U.S. 2-Year Treasury Note         145        Dec-2008          250

U.S. 5-Year Treasury Note          49        Dec-2008            8

U.S. Long Treasury Bond           (24)       Dec-2008          104
                                                              ----
                                                              $470
                                                              ====

     Percentages are based on Net Assets of $261,455 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on October 31, 2008. The coupon on a step bond changes on a specific date.
(D)  The rate reported is the effective yield at time of purchase.
(E)  Tri-party repurchase agreement.

                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
October 31, 2008

ABS -- Asset-Based Security
CDO -- Collateralized Debt Obligation
Cl -- Class
CLO -- Collateralized Loan Obligation
DN -- Discount Note
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
PLC -- Public Limited Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

+    At October 31, 2008, the tax basis cost of the Fund's investments was
$293,726 ($ Thousands), and the unrealized appreciation and depreciation were $151 and $(34,688), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
October 31, 2008

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), IS EFFECTIVE FOR THE FUND'S FINANCIAL STATEMENTS ISSUED AFTER JANUARY 31, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     -    LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE PERIOD ENDED OCTOBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($ THOUSANDS):

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted prices                            $  2,100            $470
Level 2 - Other Significant Observable Inputs       255,556              --
Level 3 - Significant Unobservable Inputs             1,533              --
                                                   --------            ----
   Total                                           $259,189            $470
                                                   ========            ====

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($Thousands):

                                                    Investments
                                                   In Securities
                                                   -------------
Beginning balance as of February 1, 2008             $   --

Accrued discounts/premiums                               --

Realized gain/(loss)                                    575

Change in unrealized appreciation/(depreciation)         --

Net purchases/sales                                    (575)

Net transfer in and/or out of Level 3                 1,533
                                                     ------
Ending balance as of October 31, 2008                $1,533
                                                     ======

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.

                    SEI Daily Income Trust / Quarterly Report / October 31, 2008

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.


(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Daily Income Trust


By (Signature and Title)                     /s/ Robert A. Nesher
                                             ----------------------------------
                                             Robert A. Nesher, President

Date: December 29, 2008




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Robert A. Nesher
                                             ----------------------------------
                                             Robert A. Nesher, President

Date: December 29, 2008


By (Signature and Title)                     /s/ Stephen F. Panner
                                             ----------------------------------
                                             Stephen F. Panner, Controller & CFO

Date: December 29, 2008